SCHEDULE OF SHORT-TERM BANK DEBT (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Secured short-term loans	$ 7,950,679	$ 8,547,509
Total short-term bank loans	$ 7,950,679	$ 8,547,509